Revenues - Schedule of Contract Assets and Contract Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Jan. 01, 2018
Revenue from Contract with Customer [Abstract]
Contract assets, current	$ 42,113	$ 36,084
Contract assets, non-current	4,012	0
Contract assets	46,125	36,084
Contract liabilities, current	45,513	46,444
Contract liabilities, non-current	146,582	176,755
Contract liabilities	$ 192,095	$ 223,199